Equity (Details) - Schedule of Share-Based Compensation Expense - Share-based compensation expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Cost of revenue	$ 52	$ 36	$ 21
Research and development	416	258	30
Sales and marketing	279	240	(9)
General and administrative	1,034	800	55
Total share-based compensation expenses	$ 1,781	$ 1,334	$ 97